Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense are as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Current	31,063	23,465	13,455
Deferred	(3,373)	581	(1,664)

Income tax expense	27,690	24,046	11,791

Income (Loss) Before Income Taxes for Domestic and Foreign Entities

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Domestic	(20,663)	(27,902)	(23,750)
Foreign	159,293	126,903	133,611

	138,630	99,001	109,861

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	34,415	24,255	12,509
Tax-exempt income	(4,648)	—	—
Permanent differences	(7,792)	(4,249)	(703)
Temporary differences	(1,533)	(1,445)	(159)
Alternative minimum tax	594	4	9
Income tax on undistributed earnings	5,677	2,709	408
Net changes in income tax credit	(495)	166	116
Net changes in valuation allowance of deferred income tax assets	1,724	(2,401)	1,243
Net operating loss carryforwards	(1,689)	1,492	(1,431)
Liabilities related to unrealized tax benefits	2,385	3,455	(302)
Adjustment of prior years’ taxes and others	(948)	60	101

Income tax expense	27,690	24,046	11,791

Deferred Income Tax Assets (Liabilities)

Deferred income tax assets (liabilities) are as follows:

	December 31
	2017	2018
	US$	US$
Notes and accounts receivable	44	47
Stock-based compensation	771	2,103
Allowance for sales return	154	210
Inventory reserve	1,311	1,283
Foreign currency translation	(5)	(8)
Property and equipment	168	(52)
Investment tax credits	9,078	8,684
Net operating loss carryforwards	10,391	11,895
Others	562	945
Valuation allowance	(19,072)	(20,041)

	3,402	5,066

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2016	2017	2018
	US$	US$	US$
Balance, beginning of year	5,639	10,286	15,056
Increases in tax positions taken in current year	4,675	6,647	5,937
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(28)	(1,877)	(2,286)

Balance, end of year	10,286	15,056	18,707

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities

The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2018:

Tax Jurisdiction	Tax Years
China	2015 and onward
Hong Kong	2015 and onward
Taiwan	2013 and onward
Korea	2013 and onward
United States	2013 onward